Other Disclosures - Significant Events After the Reporting Period - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2021 DKK (kr) kr / shares shares	Jan. 31, 2020 shares	Dec. 31, 2020 DKK (kr) kr / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2018 USD ($) shares	Jan. 31, 2021 USD ($) shares	Jan. 01, 2021 shares	Sep. 30, 2020 shares
Events After Reporting Period
Disclosure of Nonadjusting Events After Reporting Period [Line Items]
Offer price of investment share | kr / shares	kr 1
Ordinary Shares [Member]
Disclosure of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued and sold			34,697,703								3,650,000
Offer price of investment share | kr / shares			kr 1
Issuance of bonus shares as part of license agreement			20,650	20,650	26,060	26,060	11,380	11,380
Ordinary Shares [Member] | Events After Reporting Period
Disclosure of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued and sold	170,131								170,131
License Agreement with KLSDC and UCL
Disclosure of Nonadjusting Events After Reporting Period [Line Items]
Aggregate costs incurred by related party from development process			kr 3,200,000	$ 500,000	kr 2,200,000	$ 300,000	kr 1,197,000,000	$ 200,000
Issuance of bonus shares as part of license agreement		41,109
License Agreement with KLSDC and UCL | Events After Reporting Period | KLSDC
Disclosure of Nonadjusting Events After Reporting Period [Line Items]
Issuance of bonus shares as part of license agreement	22,553
License Agreement with KLSDC and UCL | Events After Reporting Period | UCL
Disclosure of Nonadjusting Events After Reporting Period [Line Items]
Cash equivalent of value of bonus shares	kr 1,636,869								$ 267,076
Kim Stratton | Ordinary Shares [Member] | Events After Reporting Period
Disclosure of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued and sold										58,000
Kim Stratton | Former Chief Executive Officer | Ordinary Shares [Member] | Events After Reporting Period
Disclosure of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued and sold										58,000